Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Global Asset Management Trust
Entity Central Index Key	0001474103
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge Global Infrastructure Income Fund
Class Name	Class A
Trading Symbol	RGAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Global Infrastructure Income Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$127	1.21%
[1]
Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A shares of ClearBridge Global Infrastructure Income Fund returned 9.55%. The Fund compares its performance to the FTSE Global Core Infrastructure 50/50 Index-NR, which returned 6.94% for the same period. The Fund previously compared its performance to the S&P Global Infrastructure Index, which returned 15.80% for the same period. Effective June 1, 2025, the FTSE Global Core Infrastructure 50/50 Index-NR replaced the S&P Global Infrastructure Index as the Fund’s benchmark. The Fund’s investment manager believes the FTSE Global Core Infrastructure 50/50 Index-NR is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
North American electric utilities continued their strong performance due to greater electricity demand expected from artificial intelligence (AI) powered data centers; gas utilities increasingly began to benefit from this demand as well and were among top performers.

↑	Entergy, a regulated electric utility, rallied amid strong earnings, load growth and expectations of higher capex and sales growth in Arkansas, driven by accelerating economic development.
↑
TC Energy, a Canadian gas utility managing over 93,300 km of natural gas pipelines and 4.3 GW of power assets, continued to progress on building out its gas infrastructure network across Canada, the U.S. and Mexico to support LNG exports, industrial and manufacturing growth, coal-to-gas switching and electrification.

Top detractors from performance:
↓
The renewables sector was the main detractor, where XPLR Infrastructure, formerly NextEra Energy Partners, saw its share price fall due to a capital restructuring that was viewed as disappointing by the market. The Fund exited the position.

↓
The communications sector also detracted, where American Tower and Crown Castle were both lower as government bond yields rose and the sector saw slowing lease growth. The Fund exited American Tower and trimmed Crown Castle to manage exposure.

↓	The rail sector also detracted, with North American rails trading down largely on expected future disruptions and impacts from tariffs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	Since Inception (3/31/2016)
Class A	9.55	8.58	7.77
Class A (with sales charge)	3.49	7.31	7.10
MSCI All Country World Index-NR	17.27	13.54	11.97
FTSE Global Core Infrastructure 50/50 Index-NR	6.94	8.53	7.16
S&P Global Infrastructure Index	15.80	12.62	7.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 137,386,010
Holdings Count | $ / shares	34
Advisory Fees Paid, Amount	$ 571,337
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$137,386,010
Total Number of Portfolio Holdings	34
Total Management Fee Paid	$571,337
Portfolio Turnover Rate	68%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge Global Infrastructure Income Fund
Class Name	Class C
Trading Symbol	CBGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Global Infrastructure Income Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$210	2.01%
[3]
Expenses Paid, Amount	$ 210
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class C shares of ClearBridge Global Infrastructure Income Fund returned 8.69%. The Fund compares its performance to the FTSE Global Core Infrastructure 50/50 Index-NR, which returned 6.94% for the same period. The Fund previously compared its performance to the S&P Global Infrastructure Index, which returned 15.80% for the same period. Effective June 1, 2025, the FTSE Global Core Infrastructure 50/50 Index-NR replaced the S&P Global Infrastructure Index as the Fund’s benchmark. The Fund’s investment manager believes the FTSE Global Core Infrastructure 50/50 Index-NR is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
North American electric utilities continued their strong performance due to greater electricity demand expected from artificial intelligence (AI) powered data centers; gas utilities increasingly began to benefit from this demand as well and were among top performers.

↑	Entergy, a regulated electric utility, rallied amid strong earnings, load growth and expectations of higher capex and sales growth in Arkansas, driven by accelerating economic development.
↑
TC Energy, a Canadian gas utility managing over 93,300 km of natural gas pipelines and 4.3 GW of power assets, continued to progress on building out its gas infrastructure network across Canada, the U.S. and Mexico to support LNG exports, industrial and manufacturing growth, coal-to-gas switching and electrification.

Top detractors from performance:
↓
The renewables sector was the main detractor, where XPLR Infrastructure, formerly NextEra Energy Partners, saw its share price fall due to a capital restructuring that was viewed as disappointing by the market. The Fund exited the position.

↓
The communications sector also detracted, where American Tower and Crown Castle were both lower as government bond yields rose and the sector saw slowing lease growth. The Fund exited American Tower and trimmed Crown Castle to manage exposure.

↓	The rail sector also detracted, with North American rails trading down largely on expected future disruptions and impacts from tariffs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	Since Inception (10/14/2022)
Class C	8.69	12.11
Class C (with sales charge)	7.69	12.11
MSCI All Country World Index-NR	17.27	23.51
FTSE Global Core Infrastructure 50/50 Index-NR	6.94	12.90
S&P Global Infrastructure Index	15.80	17.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 137,386,010
Holdings Count | $ / shares	34
Advisory Fees Paid, Amount	$ 571,337
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$137,386,010
Total Number of Portfolio Holdings	34
Total Management Fee Paid	$571,337
Portfolio Turnover Rate	68%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Global Infrastructure Income Fund
Class Name	Class I
Trading Symbol	RGIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Global Infrastructure Income Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$100	0.95%
[5]
Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class I shares of ClearBridge Global Infrastructure Income Fund returned 9.80%. The Fund compares its performance to the FTSE Global Core Infrastructure 50/50 Index-NR, which returned 6.94% for the same period. The Fund previously compared its performance to the S&P Global Infrastructure Index, which returned 15.80% for the same period. Effective June 1, 2025, the FTSE Global Core Infrastructure 50/50 Index-NR replaced the S&P Global Infrastructure Index as the Fund’s benchmark. The Fund’s investment manager believes the FTSE Global Core Infrastructure 50/50 Index-NR is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
North American electric utilities continued their strong performance due to greater electricity demand expected from artificial intelligence (AI) powered data centers; gas utilities increasingly began to benefit from this demand as well and were among top performers.

↑	Entergy, a regulated electric utility, rallied amid strong earnings, load growth and expectations of higher capex and sales growth in Arkansas, driven by accelerating economic development.
↑
TC Energy, a Canadian gas utility managing over 93,300 km of natural gas pipelines and 4.3 GW of power assets, continued to progress on building out its gas infrastructure network across Canada, the U.S. and Mexico to support LNG exports, industrial and manufacturing growth, coal-to-gas switching and electrification.

Top detractors from performance:
↓
The renewables sector was the main detractor, where XPLR Infrastructure, formerly NextEra Energy Partners, saw its share price fall due to a capital restructuring that was viewed as disappointing by the market. The Fund exited the position.

↓
The communications sector also detracted, where American Tower and Crown Castle were both lower as government bond yields rose and the sector saw slowing lease growth. The Fund exited American Tower and trimmed Crown Castle to manage exposure.

↓	The rail sector also detracted, with North American rails trading down largely on expected future disruptions and impacts from tariffs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	Since Inception (3/31/2016)
Class I	9.80	8.88	8.09
MSCI All Country World Index-NR	17.27	13.54	11.97
FTSE Global Core Infrastructure 50/50 Index-NR	6.94	8.53	7.16
S&P Global Infrastructure Index	15.80	12.62	7.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 137,386,010
Holdings Count | $ / shares	34
Advisory Fees Paid, Amount	$ 571,337
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$137,386,010
Total Number of Portfolio Holdings	34
Total Management Fee Paid	$571,337
Portfolio Turnover Rate	68%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge Global Infrastructure Income Fund
Class Name	Class IS
Trading Symbol	RGSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Global Infrastructure Income Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$89	0.85%
[7]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class IS shares of ClearBridge Global Infrastructure Income Fund returned 9.89%. The Fund compares its performance to the FTSE Global Core Infrastructure 50/50 Index-NR, which returned 6.94% for the same period. The Fund previously compared its performance to the S&P Global Infrastructure Index, which returned 15.80% for the same period. Effective June 1, 2025, the FTSE Global Core Infrastructure 50/50 Index-NR replaced the S&P Global Infrastructure Index as the Fund’s benchmark. The Fund’s investment manager believes the FTSE Global Core Infrastructure 50/50 Index-NR is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
North American electric utilities continued their strong performance due to greater electricity demand expected from artificial intelligence (AI) powered data centers; gas utilities increasingly began to benefit from this demand as well and were among top performers.

↑	Entergy, a regulated electric utility, rallied amid strong earnings, load growth and expectations of higher capex and sales growth in Arkansas, driven by accelerating economic development.
↑
TC Energy, a Canadian gas utility managing over 93,300 km of natural gas pipelines and 4.3 GW of power assets, continued to progress on building out its gas infrastructure network across Canada, the U.S. and Mexico to support LNG exports, industrial and manufacturing growth, coal-to-gas switching and electrification.

Top detractors from performance:
↓
The renewables sector was the main detractor, where XPLR Infrastructure, formerly NextEra Energy Partners, saw its share price fall due to a capital restructuring that was viewed as disappointing by the market. The Fund exited the position.

↓
The communications sector also detracted, where American Tower and Crown Castle were both lower as government bond yields rose and the sector saw slowing lease growth. The Fund exited American Tower and trimmed Crown Castle to manage exposure.

↓	The rail sector also detracted, with North American rails trading down largely on expected future disruptions and impacts from tariffs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	Since Inception (3/31/2016)
Class IS	9.89	8.99	8.19
MSCI All Country World Index-NR	17.27	13.54	11.97
FTSE Global Core Infrastructure 50/50 Index-NR	6.94	8.53	7.16
S&P Global Infrastructure Index	15.80	12.62	7.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 137,386,010
Holdings Count | $ / shares	34
Advisory Fees Paid, Amount	$ 571,337
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$137,386,010
Total Number of Portfolio Holdings	34
Total Management Fee Paid	$571,337
Portfolio Turnover Rate	68%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.